TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable by type of customer

	December 31,	December 31,
	2019	2018
Domestic customers
Third parties	1,027,034	853,684
Receivables Investment Fund ("FIDC")	—	22,299
Related parties (note 11)	23,761	36,727

Foreign customers
Third parties	2,027,018	1,661,527

(-) Expected credit losses	(41,996)	(37,179)
	3,035,817	2,537,058

Schedule of trade accounts receivable by maturity

	December 31,	December 31,
	2019	2018
Current	2,552,459	2,119,188
Overdue
Up to 30 days	180,909	291,050
From 31 to 60 days	148,388	54,845
From 61 to 90 days	20,448	10,982
From 91 to 120 days	20,680	7,446
From 121 to 180 days	17,899	6,285
More than 180 days	95,034	47,262
	3,035,817	2,537,058

Schedule of rollforward of expected credit losses, trade accounts receivable

	December 31,	December 31,
	2019	2018

Beginning balance	(37,179)	(38,740)
Business combination with Fibria (1)	(5,947)	—
Addition	(18,650)	(11,578)
Reversal	6,364	5,128
Write-off	13,383	8,993
Exchange rate variation	33	(982)
Ending balance	(41,996)	(37,179)
1)	Business combination with Fibria and its subsidiaries held on January 3, 2019, Note 1.2.1.